Expense Example	Sep. 04, 2026 USD ($)
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	1,651
Acclivity Small Cap Value Fund | Acclivity Small Cap Value Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,421
Dynamic International Opportunity Fund | Dynamic International Opportunity Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	195
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	1,054
Expense Example, with Redemption, 10 Years	2,282
Dynamic International Opportunity Fund | Dynamic International Opportunity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	924
Expense Example, with Redemption, 10 Years	2,016
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Fund Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	172
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
Dynamic U.S. Opportunity Fund | Dynamic U.S. Opportunity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	$ 1,724